Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Goodwill [Line Items]
Beginning balance		$ 1,999,132	$ 3,650,037
Additions	[1]		284,239
Purchase price adjustment	[2]		(11,938)
Foreign exchange		24,270	(41,019)
Impairment			(1,882,187)
Ending balance		2,023,402	1,999,132		$ 3,650,037
Merchant Solutions
Goodwill [Line Items]
Beginning balance	[3]	637,446	1,796,591
Additions	[1],[3]		0
Purchase price adjustment	[2],[3]		0
Foreign exchange	[3]	0	0
Impairment		0	(1,159,145)	[3]	0
Ending balance	[3]	637,446	637,446		1,796,591
Digital Wallets
Goodwill [Line Items]
Beginning balance	[4]	1,361,686	1,853,446
Additions	[1],[4]		284,239
Purchase price adjustment	[2],[4]		(11,938)
Foreign exchange	[4]	24,270	(41,019)
Impairment		0	(723,042)	[4]	0
Ending balance	[4]	$ 1,385,956	$ 1,361,686		$ 1,853,446

[1]	Additions to goodwill within the Digital Wallet segment related to SafetyPay (See Note 14).
[2]	Purchase price adjustments mainly related to deferred tax asset on SafetyPay net operating losses
[3]	Accumulated impairment loss was $1,159,145 as of December 31, 2023 and 2022 and $0 as of December 31, 2021 within the Merchant Solutions segment.
[4]	Accumulated impairment loss was $723,042 as of December 31, 2023 and 2022 and $0 as of December 31, 2021 within the Digital Wallets segment.